General Information

Officers of Allmerica Financial Life Insurance and

Annuity Company (AFLIAC)

Michael A. Reardon, President and CEO

Edward J. Parry III, Chief Financial Officer

J. Kendall Huber, Senior Vice President and General Counsel

John P. Kavanaugh, Vice President and Chief Investment Officer

Mark C. McGivney, Vice President and Treasurer

Charles F. Cronin, Vice President and Secretary

Investment Advisers

A I M Advisors, Inc.

11 Greenway Plaza, Houston, TX 77046

AIM V.I. Blue Chip Fund

AIM V.I. Core Stock Fund

AIM V.I. Dynamics Fund

Alliance Capital Management L.P.

1345 Avenue of the Americas, New York, NY 10105

AllianceBernstein Growth Portfolio

Allmerica Financial Investment Management Services, Inc.

440 Lincoln Street, Worcester, MA 01653

Investment Sub-Adviser

Opus Investment Management, Inc.

440 Lincoln Street, Worcester, MA 01653

Money Market Fund

Investment Advisers (continued)

Delaware Management Company

2005 Market Street, Philadelphia, PA 19103

Delaware VIP Select Growth Series

Deutsche Asset Management Inc.

280 Park Avenue, New York, NY 10017

Scudder VIT EAFE Equity Index Fund

Scudder VIT Equity 500 Index Fund

Scudder VIT Small Cap Index Fund

Deutsche Investment Management Americas Inc.

345 Park Avenue, New York, NY 10154

Scudder Government & Agency Securities Portfolio

Fidelity Management & Research Company

82 Devonshire Street, Boston, MA 02109

Fidelity VIP Contrafund Portfolio

Fidelity VIP Growth & Income Portfolio

Fidelity VIP Mid Cap Portfolio

Franklin Mutual Advisers, LLC

51 John F. Kennedy Parkway, Short Hills, NJ 07078

FT VIP Mutual Shares Securities Fund

Janus Capital Management LLC

100 Fillmore Street, Denver, CO 80206

Janus Aspen Capital Appreciation Portfolio

Janus Aspen International Growth Portfolio

Janus Aspen Mid Cap Growth Portfolio

Pioneer Investment Management, Inc.

60 State Street, Boston, MA 02109

Pioneer Fund VCT Portfolio

Templeton Asset Management Ltd.

8 Connaught Road Central, Hong Kong

FT VIP Templeton Developing Markets Securities Fund

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

Important Performance Information Regarding Your

DirectedAdvisorySolutions (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-782-8321.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk charge and administrative charge (M&E 0.50%, Administration 0.15%) and, for adjusted returns, a portion of the $35 contract fee (may be lower in some jurisdictions).

Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59½, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 782-8321. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0053(04/04)

Product Performance Summary

DirectedAdvisorySolutions (AFLIAC)

Average Annual Total Returns as of 12/31/04

The average annual total returns for the DirectedAdvisorySolutions sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

			Without Contract Fee				With Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust
AIT Money Market Fund	4/29/85	1/12/01	0.26%	2.12%	3.45%	1.21%	0.11%	1.98%	3.33%	1.06%

AIM Variable Insurance Funds
AIM V.I. Blue Chip Fund	12/29/99	1/12/01	3.99%	-7.81%	-7.81%	-7.45%	3.85%	-8.02%	-8.05%	-7.64%
AIM V.I. Core Stock Fund	8/10/94	1/12/01	3.56%	-0.91%	9.51%	-2.04%	3.42%	-1.07%	9.43%	-2.21%
AIM V.I. Dynamics Fund	8/25/97	1/12/01	12.60%	-7.32%	3.56%	-7.69%	12.46%	-7.54%	3.42%	-7.90%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth Portfolio	9/15/94	1/12/01	13.79%	-7.62%	9.66%	-5.63%	13.64%	-7.84%	9.59%	-5.83%

Delaware VIP Trust (Service Class)
Delaware VIP Select Growth Series	5/3/99	1/12/01	7.42%	-10.38%	-3.40%	-6.96%	7.27%	-10.62%	-3.59%	-7.16%

Deutsche Asset Management VIT Funds
Scudder VIT EAFE Equity Index	8/22/97	1/12/01	18.29%	-5.44%	1.04%	-1.83%	18.15%	-5.65%	0.88%	-2.02%
Scudder VIT Equity 500 Index	10/1/97	1/12/01	9.87%	-3.21%	3.92%	-1.47%	9.73%	-3.40%	3.78%	-1.65%
Scudder VIT Small Cap Index	8/22/97	1/12/01	16.99%	5.40%	6.43%	8.00%	16.84%	5.24%	6.29%	7.85%

Fidelity Variable Insurance Products Fund (Service Class 2)
Fidelity VIP Contrafund Portfolio	1/3/95	1/12/01	14.41%	1.04%	13.09%	4.71%	14.26%	0.87%	13.02%	4.55%
Fidelity VIP Growth & Income Portfolio	12/31/96	1/12/01	4.84%	-1.70%	6.28%	-0.71%	4.69%	-1.87%	6.18%	-0.88%
Fidelity VIP Mid Cap Portfolio	12/28/98	1/12/01	23.84%	14.08%	19.68%	12.45%	23.70%	13.96%	19.58%	12.31%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Mutual Shares Securities Fund	11/8/96	1/12/01	11.90%	6.60%	8.75%	6.21%	11.75%	6.46%	8.63%	6.06%
FT VIP Templeton Developing Markets Securities Fund	3/4/96	1/12/01	23.90%	2.87%	-1.11%	12.82%	23.75%	2.67%	-1.34%	12.67%

Janus Aspen Series (Service Shares)
Janus Aspen Capital Appreciation Portfolio	5/1/97	1/12/01	17.22%	-5.93%	12.02%	-2.41%	17.07%	-6.14%	11.94%	-2.60%
Janus Aspen International Growth Portfolio	5/2/94	1/12/01	17.92%	-6.17%	11.47%	-3.22%	17.77%	-6.39%	11.39%	-3.41%
Janus Aspen Mid Cap Growth Portfolio	9/13/93	1/12/01	19.70%	-14.18%	7.62%	-9.79%	19.55%	-14.49%	7.53%	-10.04%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio	10/31/97	1/12/01	10.21%	-0.85%	5.22%	-1.06%	10.06%	-1.02%	5.09%	-1.23%

Scudder Variable Series II
Scudder Government & Agency Securities Portfolio	9/3/87	1/12/01	3.08%	5.76%	6.26%	4.57%	2.93%	5.63%	6.15%	4.44%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Allmerica Value Generation (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-828-2752.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk charge and administrative charge (M&E 0.65%, Administration 0.15%) and, for adjusted returns, a portion of the $35 contract fee (may be lower in some jurisdictions).

Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59½, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 828-2752. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0053(04/04)

Product Performance Summary

Allmerica Value Generation (AFLIAC)

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Allmerica Value Generation sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

			Without Contract Fee				With Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust
AIT Money Market Fund	4/29/85	1/12/01	0.11%	1.97%	3.29%	1.05%	-0.04%	1.83%	3.17%	0.91%

AIM Variable Insurance Funds
AIM V.I. Blue Chip Fund	12/29/99	1/12/01	3.84%	-7.96%	-7.95%	-7.59%	3.69%	-8.16%	-8.19%	-7.79%
AIM V.I. Core Stock Fund	8/10/94	1/12/01	3.41%	-1.06%	9.34%	-2.19%	3.26%	-1.22%	9.26%	-2.36%
AIM V.I. Dynamics Fund	8/25/97	1/12/01	12.43%	-7.46%	3.40%	-7.83%	12.28%	-7.68%	3.26%	-8.04%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth Portfolio	9/15/94	1/12/01	13.61%	-7.76%	9.50%	-5.77%	13.47%	-7.98%	9.43%	-5.97%

Delaware VIP Trust (Service Class)
Delaware VIP Select Growth Series	5/3/99	1/12/01	7.25%	-10.51%	-3.55%	-7.09%	7.11%	-10.75%	-3.73%	-7.30%

Deutsche Asset Management VIT Funds
Scudder VIT EAFE Equity Index	8/22/97	1/12/01	18.11%	-5.58%	0.89%	-1.98%	17.97%	-5.79%	0.72%	-2.17%
Scudder VIT Equity 500 Index	10/1/97	1/12/01	9.71%	-3.55%	3.63%	-1.62%	9.56%	-3.73%	3.48%	-1.80%
Scudder VIT Small Cap Index	8/22/97	1/12/01	16.82%	5.24%	6.27%	7.84%	16.67%	5.08%	6.13%	7.69%

Fidelity Variable Insurance Products Fund (Service Class 2)
Fidelity VIP Contrafund Portfolio	1/3/95	1/12/01	14.24%	0.89%	12.93%	4.55%	14.09%	0.72%	12.85%	4.39%
Fidelity VIP Growth & Income Portfolio	12/31/96	1/12/01	4.68%	-1.85%	6.12%	-0.86%	4.53%	-2.02%	6.02%	-1.03%
Fidelity VIP Mid Cap Portfolio	12/28/98	1/12/01	23.66%	13.92%	19.50%	12.28%	23.51%	13.80%	19.40%	12.14%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Mutual Shares Securities Fund	11/8/96	1/12/01	11.73%	6.44%	8.58%	6.05%	11.58%	6.30%	8.46%	5.90%
FT VIP Templeton Developing Markets Securities Fund	3/4/96	1/12/01	23.71%	2.72%	-1.25%	12.65%	23.57%	2.51%	-1.49%	12.50%

Janus Aspen Series (Service Shares)
Janus Aspen Capital Appreciation Portfolio	5/1/97	1/12/01	17.03%	-6.08%	11.85%	-2.56%	16.88%	-6.29%	11.77%	-2.75%
Janus Aspen International Growth Portfolio	5/2/94	1/12/01	17.74%	-6.31%	11.30%	-3.36%	17.59%	-6.53%	11.22%	-3.56%
Janus Aspen Mid Cap Growth Portfolio	9/13/93	1/12/01	19.51%	-14.31%	7.46%	-9.93%	19.37%	-14.61%	7.37%	-10.17%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio	10/31/97	1/12/01	10.04%	-0.95%	5.18%	-1.21%	9.89%	-1.11%	5.05%	-1.38%

Scudder Variable Series II
Scudder Government & Agency Securities Portfolio	9/3/87	1/12/01	2.92%	5.60%	6.10%	4.42%	2.78%	5.47%	5.99%	4.28%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

If you would like to request additional copies of this report, please call 1-800-533-7881

DirectedAdvisorySolutions and Allmerica Value Generation

This product is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial

Life Insurance Company in NY) and offered by VeraVest Investments, Inc., member NASD/SIPC.

THE ALLMERICA FINANCIAL COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Allmerica Financial Alliance Insurance Company • Allmerica Financial Benefit Insurance Company • AMGRO, Inc.

Financial Profiles, Inc. • VeraVest Investments, Inc. • VeraVest Investment Advisors, Inc. • Opus Investment Management, Inc.

First Allmerica Financial Life Insurance Company • Allmerica Financial Life Insurance and Annuity Company (all states except NY)

440 Lincoln Street, Worcester, Massachusetts 01653

www.allmerica.com

AR-CPA (12/04)